                              EMERGING GROWTH FUND
                               SEMI-ANNUAL REPORT
                                December 31, 1997



                             TRAINER, WORTHAM FUNDS
                           845 Third Avenue, 6th Floor
                               New York, NY 10022


OFFICERS                                           TRUSTEES
David P. Como                                      Robert H. Breslin, Jr.
President                                          David P. Como
                                                   Raymond Eisenberg
H. Williamson Ghriskey, Jr.                        David Elias
Vice President/Treasurer                           Robert S. Lazar
                                                   Martin S. Levine
John D. Knox                                       Theresa C. Thibadeau
Vice President                                     James F. Twaddell

Debra L. Clark
Secretary



INVESTMENT ADVISOR                                 CUSTODIAN
Trainer, Wortham & Co., Inc.                       UMB Bank KC, NA
845 Third Avenue, 6th Floor                        P.O. Box 412797
New York, NY 10022                                 Kansas City, MO 64141

AUDITORS                                           FUND ADMINISTRATION
Briggs, Bunting & Dougherty, LLP                   FPS Services, Inc.
2121 Two Logan Square                              3200 Horizon Drive
Philadelphia, PA 19103                             King of Prussia, PA 19406


               For more complete information including charges and expenses, you may request a prospectus by calling:

                                  800.257.4414


This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus which includes details regarding the Trust's objectives, policies, expenses and other information.

TRAINER, WORTHAM EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 1997

                                                                                                               MARKET
   SHARES                                                                                                      VALUE
------------                                                                                               --------------
               COMMON STOCKS - 32.08%
               BIOTECHNOLOGY / PHARMACEUTICALS - 4.93%
     12,450    OXiGENE, Inc.*                                                                               $    217,875
                                                                                                           --------------

               CHEMICALS - 2.74%
      8,000    Spartech Corp.                                                                                    121,000
                                                                                                           --------------

               COMPUTER SOFTWARE & SERVICES - 4.63%
     10,000    SEEC, Inc.*                                                                                       161,875
      4,500    TSI International Software, Ltd.*                                                                  42,750
                                                                                                           --------------
                                                                                                                 204,625
                                                                                                           --------------

               CONSUMER PRODUCTS - MISCELLANEOUS - 7.45%
     11,000    Blyth Industries, Inc.*                                                                           329,312
                                                                                                           --------------

               FINANCIAL SERVICES / REAL ESTATE - 1.73%
      1,100    Executive Risk, Inc.                                                                               76,794
                                                                                                           --------------

               METAL PROCESSING & FABRICATIONS - 0.89%
      1,550    Chase Industries, Inc.*                                                                            39,525
                                                                                                           --------------

               MISCELLANEOUS DISTRIBUTORS - 3.08%
     12,500    Valley National Gases, Inc.*                                                                      136,328
                                                                                                           --------------

               TECHNOLOGY/ELECTRONICS/EQUIPMENT - 6.63%
      1,500    Petroleum Geo-Services A/S, ADS*                                                                   97,125
     20,000    Tegal Corp.*                                                                                       96,562
      4,000    Transcrypt International, Inc.*                                                                    99,500
                                                                                                           --------------
                                                                                                                 293,187
                                                                                                           --------------

                          TOTAL COMMON STOCKS (COST $1,466,807)
                                                                                                               1,418,646
                                                                                                           --------------
               SHORT TERM INVESTMENTS - 30.65%
               UMB Bank, Money Market Fiduciary, 4.438%
  1,355,329    (Cost $1,355,329)                                                                               1,355,329
                                                                                                           --------------

                         TOTAL INVESTMENTS (COST $2,822,136**) - 62.73%                                        2,773,975
                         OTHER ASSETS LESS OTHER LIABILITIES - 37.27%                                          1,647,936
                                                                                                           --------------
                         NET ASSETS - 100.00%                                                               $  4,421,911
                                                                                                           ==============


*  Non-income producing security

** Cost for Federal income tax purposes is $ 2,822,136 and net unrealized depreciation consists of:

                             Gross unrealized appreciation                                                  $    135,180
                             Gross unrealized depreciation                                                      (183,341)
                                                                                                           ==============
                                     Net unrealized depreciation                                            $    (48,161)
                                                                                                           ==============


The notes to financial statements are an integral part of these statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)


                                                                                    EMERGING
                                                                                     GROWTH
                                                                                  --------------
ASSETS
    Investments in securities at market value
      (identified cost $2,822,136 ) (Note 1) ..................................    $  2,773,975
    Receivables:
       Dividends and interest .................................................           2,776
       Investment securities sold .............................................       1,690,786
    Reimbursement due from Advisor ............................................          12,133
    Deferred organizational costs (Note 1) ....................................           9,004
                                                                                  --------------
        TOTAL ASSETS ..........................................................       4,488,674
                                                                                  --------------

LIABILITIES
    Payables:
       Capital stock redeemed .................................................          60,836
    Accrued expenses ..........................................................           5,927
                                                                                  --------------
        TOTAL LIABILITIES .....................................................          66,763
                                                                                  --------------


NET ASSETS
    (applicable to outstanding shares of  422,237;
        unlimited shares of $0.001 par value authorized) ......................    $  4,421,911
                                                                                  ==============


    Net asset value, offering and redemption price per share ..................    $      10.47
                                                                                  ==============


SOURCE OF NET ASSETS
    Paid-in capital ...........................................................    $  4,817,186
    Undistributed net investment loss .........................................          (8,855)
    Accumulated net realized loss on investments ..............................        (338,259)
    Net unrealized depreciation of investments ................................         (48,161)
                                                                                  --------------
        NET ASSETS ............................................................    $  4,421,911
                                                                                  ==============

The notes to financial statements are an integral part of these statements.

STATEMENT OF OPERATIONS
DECEMBER 31 , 1997 (UNAUDITED)


                                                                 EMERGING
                                                                  GROWTH
                                                              ---------------
INVESTMENT INCOME
   Dividends ...............................................   $         724
   Interest ................................................          10,207
                                                              ---------------
      TOTAL INCOME .........................................          10,931
                                                              ---------------

EXPENSES
   Advisory fees (Note 3) ..................................          19,786
   Distribution expense (Note 3) ...........................           7,915
   Administrator expense ...................................           5,538
   Transfer agent fees .....................................          11,079
   Bookkeeping and pricing .................................          10,874
   Insurance expense .......................................             368
   Custodian fees ..........................................           4,029
   Legal expense ...........................................           1,352
   Registration expense ....................................          12,435
   Organizational expense (Note 1) .........................           1,209
   Independent accountants .................................           2,252
   Other ...................................................             901
   Trustees' fees and expenses .............................             423
   Reports to shareholders .................................           1,352
                                                              ---------------
      TOTAL EXPENSES .......................................          79,513
      Expenses waived and reimbursed .......................         (59,727)
                                                              ---------------
      NET EXPENSES .........................................          19,786
                                                              ---------------

      NET INVESTMENT LOSS ..................................          (8,855)
                                                              ---------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss from security transactions ............        (177,596)
   Net change in unrealized depreciation of investments ....        (257,708)
                                                              ---------------
   Net realized and unrealized loss on investments .........        (435,304)
                                                              ---------------
   Net decrease in net assets resulting from operations ....   $    (444,159)
                                                              ===============



The notes to financial statements are an integral part of these statements.

STATEMENT OF CHANGES IN NET ASSETS



                                                                                    EMERGING GROWTH
                                                                         -------------------------------------
                                                                           SIX MONTHS
                                                                              ENDED                PERIOD
                                                                          DECEMBER 31,              ENDED
                                                                              1997                JUNE 30,
                                                                           (UNAUDITED)            1997 (1)
                                                                         ----------------       --------------
OPERATIONS
   Net investment loss ................................................   $       (8,855)        $     (8,298)
   Net realized loss on investments ...................................         (177,596)            (160,663)
   Net change in unrealized appreciation
     (depreciation) of investments ....................................         (257,708)             209,547
                                                                         ----------------       --------------
   Net increase (decrease) in net assets resulting from operations ....         (444,159)              40,586
                                                                         ----------------       --------------


CAPITAL SHARE TRANSACTIONS
   Receipt from shares sold ...........................................        4,133,617            1,595,918
   Shares redeemed ....................................................         (803,880)            (100,171)
                                                                         ----------------       --------------
   Net increase in net assets resulting from capital share
       transactions (a) ...............................................        3,329,737            1,495,747
                                                                         ----------------       --------------
       Total increase in net assets ...................................        2,885,578            1,536,333

NET ASSETS
   Beginning of period ................................................        1,536,333                    0
                                                                         ----------------       --------------

   End of period ......................................................   $    4,421,911         $  1,536,333
                                                                         ================       ==============

   (a)  Transactions in capital stock were:
            Shares sold ...............................................          349,409              160,898
            Shares issued on reinvestment of distributions ............                0                    0
            Shares redeemed ...........................................          (77,583)             (10,487)
                                                                         ----------------       --------------
            Net increase ..............................................          271,826              150,411
            Beginning balance .........................................          150,411                    0
                                                                         ----------------       --------------
            Ending balance ............................................          422,237              150,411
                                                                         ================       ==============

(1)  The Fund commenced operations on October 1, 1996.

The notes to financial statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS



The tables below set forth financial data for a share of capital stock outstanding throughout each period presented.

                                                                                EMERGING
                                                                                 GROWTH
                                                                    -------------------------------
                                                                     SIX MONTHS
                                                                       ENDED              PERIOD
                                                                    DECEMBER 31,          ENDED
                                                                        1997             JUNE 30,
                                                                    (UNAUDITED)           1997(1)
                                                                    -----------         -----------
NET ASSET VALUE, BEGINNING OF PERIOD ............................   $     10.21         $     10.00
                                                                    -----------         -----------

   INCOME FROM INVESTMENT OPERATIONS
   Net investment loss ..........................................         (0.02)              (0.06)
   Net gains on securities (both
     realized and unrealized) ...................................          0.28                0.27
                                                                    -----------         -----------
       Total from investment operations .........................          0.26                0.21
                                                                    -----------         -----------

NET ASSET VALUE, END OF PERIOD ..................................   $     10.47         $     10.21
                                                                    ===========         ===========

TOTAL RETURN ....................................................          5.05%*              2.10%+

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's) .........................   $     4,422         $     1,536
   Ratio of expenses to average net assets
     before reimbursement of expenses by Advisor ................          5.01% *             8.65%*
     after reimbursement of expenses by Advisor .................          1.25% *             1.25%*
   Ratio of net investment income (loss) to average net assets
     before reimbursement of expenses by Advisor ................         (4.32%)*            (8.21%)*
     after reimbursement of expenses by Advisor .................         (0.56%)*            (0.81%)*
   Portfolio turnover rate ......................................           177%                 50%+
   Average commission rate paid .................................   $    0.0693         $    0.0784

----------------------------------------

(1)  The Fund commenced operations on October 1, 1996.

+    Since inception, not annualized.

*    Annualized.


The notes to financial statements are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 1997
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer, Wortham First Mutual Funds (the "Trust") is an open-end management investment company which currently offers shares of three series: First Mutual Fund and Trainer, Wortham Total Return Bond Fund, which furnish a separate report; and Trainer, Wortham Emerging Growth Fund (the "Fund").

The Fund's primary investment objective is to seek capital appreciation through investments in the common stock of emerging growth companies. Emerging growth companies are defined by the Advisor as companies that are achieving, or about to achieve, rapid earnings growth due to a new product, a new industry, technological innovation, new management, or a novel strategic corporate positioning, among other factors. The weighted average market capitalization of holdings in the Fund will be approximately $1 billion.

Due to the inherent risk in any investment program, no Fund can ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which approximates market value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the capital stock of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share.

D. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its stockholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

F. ORGANIZATIONAL COSTS. Organizational costs for the Fund are being amortized on a straight-line basis from October 1, 1996 to February 27, 1998.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 1997
--------------------------------------------------------------------------------


NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities of the Fund, other than short-term investments, for the six-month period ended December 31, 1997 are as follows:

                                    PURCHASES                     SALES
                                    $4,644,760                  $4,188,900

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Trainer, Wortham & Co., Inc. (the "Advisor") is the investment advisor for the Fund pursuant to a separate investment advisory agreement (the "Agreement"). Under the terms of the Agreement, the Advisor receives an annual fee, accrued daily and paid monthly of 1.25% of the average daily net assets of the Fund.

For the six months ended December 31, 1997, the Fund paid the Advisor fees totaling $19,786. The Advisor has voluntarily elected to waive advisory fees and reimburse other operating expenses to the extent necessary to cause total operating expenses not to exceed 1.25% for the Fund. For the six months ended December 31, 1997, the Advisor waived and reimbursed expenses amounting to $59,727 for the Fund. The Fund has adopted a Distribution Plan (the "Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse FPS Broker Services, Inc. (the "Distributor"), the Fund's sole Underwriter and Distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.50% of the average daily net assets of the Fund. For the six months ended December 31, 1997, the Fund reimbursed the Distributor $7,915, for distribution costs incurred.

Certain officers and trustees of the Fund are affiliated persons of the Advisor.

NOTE 4 - SUBSEQUENT EVENT
On January 10, 1998, the Board of Trustees voted to liquidate the Fund as of February 27, 1998.